CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS	6 Months Ended
Dec. 31, 2019
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

18.   CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

In order to guarantee the obligations assumed on the Syndicated loan (incorporated in Bank borrowings in Note 5.11), Rizobacter signed and granted a pledge of a fixed term certificate constituted on September 11, 2017, and extended on December 9, 2019 for $4.4 million disclosed as “Restricted short-term deposit” in “Other financials assets” (Note 5.2).

As of December 31, 2019, Rizobacter had $1 million of debt secured by checks from customers.

There were no other significant changes to the contingencies, commitments and restrictions on the distribution of profits from the disclosed made in the Consolidated financial statement as of June 30, 2019.